Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 424	$ 559
Receivables, net	1,041	865
Inventories	1,385	1,245
Prepaid expenses and other current assets	224	172
Total current assets	3,074	2,841
Goodwill and intangible assets	3,518	3,263
Property, plant and equipment, net	3,239	2,820
Other non-current assets	832	675
Total	10,663	9,599
Current liabilities
Short-term debt	62	33
Current maturities of long-term debt	64	161
Accounts payable and accrued liabilities	3,124	2,702
Total current liabilities	3,250	2,896
Long-term debt, excluding current maturities	5,217	4,717
Postretirement and pension liabilities	588	620
Other non-current liabilities	685	698
Commitments and contingent liabilities (Note M)
Equity
Noncontrolling interests	322	302
Preferred stock, authorized: 30,000,000; none issued (Note O)
Common stock, par value: $5.00; authorized: 500,000,000 shares; issued: 185,744,072 shares	929	929
Additional paid-in capital	167	446
Accumulated earnings	3,004	2,621
Accumulated other comprehensive loss	(3,241)	(3,400)
Treasury stock at par value (2017 - 51,468,463 shares; 2016 - 45,903,844 shares)	(258)	(230)
Crown Holdings shareholders’ equity	601	366
Total equity	923	668
Total	$ 10,663	$ 9,599